Finance Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance expenses:
Issuance cost related to warrants to investors		$ 329
Bank account management fees and commissions	7	8	7
Exchange differences	28
Total finance expenses	35	337	7
Finance income:
Revaluation of warrants to purchase ADS's	974	765
Revaluation of marketable securities	2,753
Interest income on bank deposits	87	16
Exchange differences		21	23
Total finance income	3,814	802	23
Finance income, net	$ 3,779	$ 465	$ 16